The Millicom Group - A.2. Joint arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution	$ 661	$ 562	$ 491
Amounts payable	427	170
Amounts receivable	$ 22	15
Honduras joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Honduras joint ventures | Joint ventures where entity is venturer
Disclosure of joint ventures [line items]
Amounts payable	$ 192	133
Amounts receivable	19	12
Total for all joint ventures
Disclosure of joint ventures [line items]
Total net assets	426	373
Statutory reserves unavailable for distribution	3	3
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets	52	(25)	$ (35)
Cash repatriated from joint venture	$ 123	$ 89
Proportion of ownership interest in joint venture	66.70%	66.70%	66.70%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	$ 561	$ 576
Results for the year	102	54	$ 42
Dividends declared during the year	(51)	(48)
Currency exchange differences	(29)	(21)
Investments in joint ventures	$ 583	$ 561	$ 576
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%